S000003464 [Member] Investment Objectives and Goals - Sit Small Cap Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION SIT SMALL CAP GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sit Small Cap Growth Fund (the “Fund”) seeks to maximize long-term capital appreciation.